Provisions (Non-Current and Current) - Additional Information (Detail) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 Worker	Dec. 31, 2018 EUR (€) Worker	Dec. 31, 2017 EUR (€)	Jan. 01, 2017 EUR (€)
Disclosure of other provisions [line items]
Provision		€ 18,978	€ 22,672	€ 18,940
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Liability due to legal procedure		9,287
Provision for income tax [member]
Disclosure of other provisions [line items]
Provision		439	476
Provision for taxes other than income tax [member]
Disclosure of other provisions [line items]
Provision		659	1,436
Provision for legal claims [member]
Disclosure of other provisions [line items]
Provision		10,926	13,008	€ 8,062
Liability due to legal procedure		€ 9,287	€ 9,300
Number of workers initiated for legal procedure | Worker		141
Number of workers adverse with adverse verdict in legal procedure | Worker	2